Share-based compensation - Options on USD-denominated listed share (Detail) - US Dollar [Member]	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	387,177
Option plans [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	387,177	928,975
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 23.72	$ 26.26
Number of share options exercised in share-based payment arrangement	478,798
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 27.73
Number of share options expired in share-based payment arrangement	63,000
Weighted average exercise price of share options expired in share-based payment arrangement	$ 30.16
Number of share options exercisable in share-based payment arrangement	387,177
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 23.72